UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23582

Modern Capital Funds Trust
(Exact name of registrant as specified in charter)

119 Simmons St, Mt. Pleasant, South Carolina 29464
(Address of principal executive offices)    (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. REPORT TO STOCKHOLDERS.
(a)

Semi-Annual Report 2022
For the Fiscal Period from April 1, 2022 through September 30, 2022
(Unaudited)

Modern Capital Tactical
Opportunities Fund

Class A Shares: MCTOX
Class ADV Shares: MCTDX

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Modern Capital Tactical Opportunities Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Modern Capital Tactical Opportunities Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Modern Capital Tactical Opportunities Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://www.ncfunds.com/fundpages/210 or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Modern Capital Tactical Opportunities Fund:

See Our Web site @ moderncap.com
or
Call Our Shareholder Services Group at 800-773-3863.

Modern Capital Tactical Opportunities Fund
Schedule of Investments
(Unaudited)
As of September 30, 2022
		Shares	Value (Note 1)
CLOSED-END FUNDS - 49.83%
	Blackrock Debt Strategies Fund, Inc.	40,738	$ 363,383
	Blackrock Enhanceddvd Trust	9,300	75,423
	Blackrock ESG Capital Allocation Trust	52,687	674,920
	BNY Mellon Strategicmunicipal Bond Fund	14,876	84,198
	BNY Mellon High Yield Strategy	100,000	211,000
	Clough Global Opportunities Fund	77,542	431,134
	Clough Global Equity Fund	75,431	518,211
	Credit Suisse Highyield Bond Fund	19,009	33,456
	DWS Strategic Municipal Income Fund	33,000	261,030
	Flaherty & Crumrine Preferred and Income Fund	6,000	89,100
	Flaherty & Crumrine Total Return Fund, Inc.	2,300	35,949
	Goldman Sachs MLP Energy and Renaissance Fund	69,339	832,068
	Highland Global Allocation Fund	32,646	284,673
	Highland Income Fund	98,997	962,251
	Invesco Advantage Municipal Income Trust	12,847	104,318
	Invesco Senior Income Trust	302,229	1,124,292
*	Mexico Equity & Income Fund, Inc.	90,730	685,012
	Neuberger Berman MLP & Energy Income Fund	40,000	244,800
	NexPoint Diversified Real Estate Trust	71,264	894,363
	Nuveen Preferred & Income Opportunities Fund	10,800	75,060
	Nuveen Shortduration Credit Opportunities Fund	2,150	25,435
	PGIM Global High Yield Fund	11,828	125,140
	Pimco High Income Fund	140,265	652,232
	Pimco Income Strategy Fund, Inc.	46,852	323,747
	Pioneer High Income Fund	6,430	41,538
	Principal Real Estate Income Fund	16,385	180,890
	Saba Capital Income & Opportunities Fund	12,162	96,201
	Seven Hills Realty Trust	94,102	858,210
	SRH Total Return Fund, Inc.	25,000	298,500
	The Taiwan Fund, Inc.	2,000	42,020
	Tortoise Midstream MLP & Energy Fund	10,500	339,150
	Tortoise Capital Advisor Fund	4,922	147,414
	Virtus Allianzgi Convertible & Income Fund	12,175	38,960
	Virtus Convertible & Income Fund	82,666	233,118
	Virtus Total Return Fund, Inc.	25,308	157,669
	Total Closed-End Funds (Cost $12,562,882)		11,544,865

COMMON STOCKS - 9.49%
	Consumer Discretionary - 1.12%
*µ	Despegar.com Corp.	45,774	260,912

	Energy - 3.36%
µ	Empresa Distribuidora Y Comercializadora	12,500	83,750
µ	Petroleo Brasileiro SA	35,000	431,900
µ	Vista Oil & Gas Sabde	27,840	262,253
			777,903
			(Continued)

Modern Capital Tactical Opportunities Fund
Schedule of Investments - Continued
(Unaudited)
As of September 30, 2022
			Shares	Value (Note 1)

COMMON STOCKS - Continued
	Financials - 5.01%
*µ	Antero Resources		8,500	$ 259,505
*µ	Banco BBVA Argentina SA		66,282	199,509
*µ	Grupo Financiero Galicia		26,603	198,458
	New York Mortgage Trust, Inc.		215,000	503,100
				1,160,572
	Total Common Stocks (Cost $2,524,166)			2,199,387

SHORT-TERM INVESTMENT - 24.42%
	Federated Hermes Government Obligations Fund, 0.03% §		5,656,168	5,656,168

Investments, at Value (Cost $20,743,216) - 83.74%				$ 19,400,420
Other Assets Less Liabilities - 16.26%				3,765,996
Net Assets - 100.00%				$ 23,166,416

Summary of Investments
by Type
		% of Net Assets	Value
	Closed-End Funds	49.83%	$ 11,544,865
	Common Stocks	9.49%	2,199,387
	Short-Term Investments	24.42%	5,656,168
	Other Assets Less Liabilities	16.26%	3,765,996
	Total Net Assets	100.00%	$ 23,166,416

*	Non-income producing investment
µ	American Depositary Receipt

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund
Statement of Assets and Liabilities
(Unaudited)
As of September 30, 2022	210
Assets:
Investments, at value	$ 19,373,162
Cash	409,203
Receivables:
Investment sold	5,591,253
Fund shares sold	1,994
Dividends	46,211
Interest	19,810
From Advisor	39,633
Prepaid expenses:
Registration and filing expenses	19,612
Insurance expense	683

Total assets	25,501,561

Liabilities:
Payables:
Investment purchased	1,775,613
Accrued expenses:
Tax expenses (note 1)	515,223
Professional fees	25,393
Operational expenses	12,982
Distribution and service fees - Class A and ADV Class Shares	4,506
Trustee fees and meeting expenses	1,428

Total liabilities	2,335,145

Total Net Assets	$ 23,166,416

Net Assets Consist of:
Paid in capital	$ 23,476,220
Accumulated deficit	(309,804)

Total Net Assets	$ 23,166,416

Investments, at cost	$ 20,743,216

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund
Statement of Operations
(Unaudited)
For the fiscal period ended September 30, 2022	210
Investment Income:
Dividends	$ 1,071,736
Interest	48,376
Total Investment Income	1,120,112

Expenses:
Advisory fees (note 2)	65,038
Distribution and service fees (note 4)	27,099
Transfer agent fees (note 2)	24,526
Professional fees	19,629
Compliance fees (note 2)	18,117
Fund accounting fees (note 2)	17,737
Administration fees (note 2)	15,921
Registration and filing expenses	13,859
Trustee fees and meeting expenses (note 3)	10,504
Custody fees (note 2)	10,417
Shareholder fulfillment fees	3,843
Other expenses (note 2)	3,842
Security pricing fees	2,928
Insurance fees	2,313

Total Expenses	235,773

Fees waived by Advisor (note 2)	(65,038)
Expenses reimbursed by Advisor (note 2)	(65,277)

Net Expenses	105,458

Net Investment Income	1,014,654

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	820,363

Net change in unrealized depreciation on investments	(2,340,920)

Net Realized and Unrealized Gain (Loss) on Investments	(1,520,557)

Net Decrease in Net Assets Resulting from Operations	(505,903)

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund
Statements of Changes in Net Assets
For the fiscal period or year ended		210
		Period ended		Period ended
		September 30, 2022 (a)		March 31, 2022 (b)
Operations:
Net investment income (loss)		$ 1,014,654		(85,439)
Net realized gain from investment transactions		820,363		852,224
Capital gain distributions from underlying funds		-		97,027
Net change in unrealized appreciation (depreciation)
on investments		(2,340,920)		970,867

Net Increase (Decrease) in Net Assets Resulting from Operations		(505,903)		1,834,679

Distributions to Shareholders:
Class A Shares		(108,052)		(74,702)
Class ADV Shares		(801,989)		(653,836)

Net Decrease in Net Assets Resulting from Distributions		(910,041)		(728,538)

Capital Share Transactions:
Shares sold		6,263,420		19,482,039
Shares reinvested		909,963		725,325
Shares repurchased		(1,129,467)		(2,775,061)

Net Increase in Net Assets Resulting from
Capital Share Transactions		6,043,916		17,432,303

Net Increase (Decrease) in Net Assets		4,627,972		18,538,444

Net Assets:
Beginning of Period		18,538,444		-
End of Period		$ 23,166,416		$ 18,538,444

Share Information:	Shares	Amount	Shares	Amount
Class A Shares (b)
Shares sold	95,641	$ 1,111,913	194,633	$ 2,143,961
Shares reinvested	9,308	103,964	6,153	71,489
Shares repurchased	(209)	(2,185)	(925)	(10,218)
Net Increase in Shares of Beneficial Interest	104,740	1,213,692	199,861	$ 2,205,232

Class ADV Shares (c)
Shares sold	494,570	$ 5,155,309	1,704,609	$ 17,338,078
Shares reinvested	79,455	801,989	62,660	653,836
Shares repurchased	(108,547)	(1,127,074)	(257,237)	(2,764,843)
Net Increase in Shares of Beneficial Interest	465,478	4,830,224	1,510,032	$ 15,227,071

(a) Unaudited.
(b) For the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.
(c) For the initial period from June 23, 2021 (Commencement of Operations) through March 31, 2022.

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund
Financial Highlights
	Class A Shares
For a share outstanding during the periods ended	September 30, 2022 (a)	March 31, 2022	(h)
Net Asset Value, Beginning of Period	$ 11.79	$ 10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.45	(0.13)
Net realized and unrealized gain (loss)
on investments	(0.65)	2.42

Total from Investment Operations	(0.20)	2.29

Less Distributions From:
Net investment income	(0.44)	-
Net realized gains	-	(0.50)

Total Distributions	(0.44)	(0.50)

Net Asset Value, End of Period	$ 11.15	$ 11.79

Total Return (b)(d)	(5.14)%	23.12%

Net Assets, End of Period (in thousands)	$ 3,383	$ 2,356

Ratios of:
Gross Expenses to Average Net Assets (a)(c)(f)	15.01%	13.12%	(g)
Net Expenses to Average Net Assets (a)(c)(f)	5.64%	7.81%	(g)
Net Investment Income (Loss) to
Average Net Assets (a)(f)	1.95%	(1.16)%	(g)

Portfolio turnover rate (b)	102.93%	1496.05%

(a) Annualized
(b) Not annualized
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Total return does not reflect sales charge, if any.
(e) Calculated using the average shares method.
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g)	Net expenses include tax expenses as a result of Grantor Trust income (note 1).
(h)	For a share outstanding during the initial period from April 5, 2021 (Commencement of Operations) through March 31, 2022.

See Notes to Financial Statements		(Continued)

Modern Capital Tactical Opportunities Fund
Financial Highlights
	Class ADV Shares
For a share outstanding during the periods ended	September 30, 2022 (a)	March 31, 2022	(h)
Net Asset Value, Beginning of Period	$ 10.72	$ 10.00

Income (Loss) from Investment Operations:
Net investment income (loss) (e)	0.45	(0.09)
Net realized and unrealized gain (loss)
on investments	(0.66)	1.32

Total from Investment Operations	(0.21)	1.23

Less Distributions From:
Net investment income	(0.44)	-
Net realized gains	-	(0.51)

Total Distributions	(0.44)	(0.51)

Net Asset Value, End of Period	$ 10.07	$ 10.72

Total Return (b)(d)	(4.76)%	12.54%

Net Assets, End of Period (in thousands)	$ 3,383	$ 16,182

Ratios of:
Gross Expenses to Average Net Assets (a)(c)(f)	2.21%	13.04%	(g)
Net Expenses to Average Net Assets (a)(c)(f)	0.83%	7.95%	(g)
Net Investment Income (Loss) to
Average Net Assets (a)(f)	0.29%	(1.17)%	(g)
Portfolio turnover rate (b)	102.93%	1496.05%

(a) Annualized
(b) Not annualized
(c)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d) Total return does not reflect sales charge, if any.
(e) Calculated using the average shares method.
(f)	Recognition of the Fund's net investment income is affected by the timing of dividend declarations of underlying funds. The expenses of the underlying funds are excluded from the Fund's expense ratio.
(g)	Net expenses include tax expenses as a result of Grantor Trust income (note 1).
(h)	For a share outstanding during the initial period from June 23, 2021 (Commencement of Operations) through March 31, 2022.

See Notes to Financial Statements

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022

1.  Organization and Significant Accounting Policies
The Modern Capital Tactical Opportunities Fund (the “Fund”) is a series of the Modern Capital Fund Trust (the “Trust”).  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund is a separate, non-diversified series of the Trust.
The investment objective of the Fund is to seek to provide income and capital gains.  The Fund seeks to achieve its investment objective by tactically investing long or short primarily in domestic or foreign common stocks and debt instruments using its “tactical” investment strategy by investing in these asset classes directly or through publicly traded closed-end funds, exchange-traded funds (“ETFs”), and sponsored American Depositary Receipts (“ADRs”). The Fund seeks income from interest payments and dividends; and seeks capital gains through short-term trading strategies. The Fund may invest without restriction as to issuer capitalization, currency, or country. However, it focuses primarily on issuers in the $100 million to $10 billion range and generally limits emerging market exposure to 20% of portfolio assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Class A Shares and Class ADV Shares.  Each class of shares has equal rights to assets of the Fund, and the classes are identical except for differences sales loads.
The Class A Shares and Class ADV Shares are subject to distribution plan fees as described in Note 4. The Fund’s Class A Shares are sold with an initial sales charge of 5.00%.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by Modern Capital Management Co. (the “Advisor”), the Fund's investment adviser. The Board of Trustees (the Board) has designated the Advisor as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices or quotations are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Advisor reports to the Board information regarding the fair valuation process and related material matters.

(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2022, for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Closed-End Funds	$11,544,865	$11,544,865	$-	$-
Common Stocks *	2,199,387	2,199,387	-	-
Short-Term Investment	5,656,168	5,656,168	-	-
Total	$19,400,420	$19,400,420	$-	$-

(a)	The Fund had no Level 3 holdings during the fiscal period ended September 30, 2022.
*Refer to Schedule of Investments for breakdown by Industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The Fund pays a monthly fee to the Advisor calculated at the annual rate of 0.60% of the Fund’s average daily net assets. For the fiscal period ended September 30, 2022, $65,038 in advisory fees were incurred, all of which were waived by the Advisor, and $65,277 of expenses were reimbursed to the Fund by the Advisor.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of any (i) front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; (vi) specialized pricing services and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Trust officers and Trustees, contractual indemnification of fund service providers (other than the Advisor))to not more than 0.90%. The Expense Limitation Agreement runs through March 31, 2023 and may be terminated by the Board at any time. The Advisor may not terminate the Agreement without consent of the Board. The Advisor will be permitted to recover fees and expenses it has borne, within three years after the fees were waived or expenses reimbursed, only to the extent that the Fund’s expenses do not exceed the lesser of (1) the expense limit in effect at the time the Advisor waives or limits the fees and (2) the expense limit in effect at the time the Advisor recovers fees.
Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and ended September 5, 2022, the Administrator received $3,842 in miscellaneous reporting expenses.
A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*			Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%
The Fund incurred $15,921 in administration fees, $10,417 in custody fees, and $17,737 in fund accounting fees for the fiscal period ended September 30, 2022.

(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Compliance Services
ACA Global (formerly, Cipperman Compliance Services, LLC) provides services as the Trust’s Chief Compliance Officer.  ACA Global is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $18,117 in compliance fees for the fiscal period ended September 30, 2022.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund incurred $24,526 in transfer agent fees for the fiscal period ended September 30, 2022.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $6,500 per year paid in monthly installments for services provided and expenses assumed. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.
3.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the 1940 Act, as amended (the “Independent Trustees”) receives $2,500 per quarter from the Fund. The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.
Certain officers of the Trust may also be officers of the Administrator.
4.   Distribution and Service Fees
The Board of Trustees, including a majority of the Independent Trustees, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Class A Shares and Class ADV Shares. The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of the Class A Shares and Class ADV Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Class A Shares or Class ADV Shares or servicing of Class A and Class ADV shareholder accounts. The Distribution and Service Fees of the Class A Shares and Class ADV Shares for the Fund for the fiscal period ended September 30, 2022, were $3,469 and $23,631, respectively.
5.   Purchases and Sales of Investment Securities
For the fiscal period ended September 30, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$145,355,536	$145,664,134

There were no long-term purchases or sales of U.S Government Obligations for the fiscal period ended September 30, 2022.
6.   Risks
Active Trading Risk. Active trading of portfolio securities (commonly known as day-trading strategies) may result in added expenses, a lower return and increased tax liability. Because the Advisor engages in high turnover trading strategies that seek to leverage short term price dislocations through the duration of a trade, the Fund will have high portfolio turnover rates, which at times may be significantly in excess of 1,000% of capital over the course of a year. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Closed-End Fund Risk. Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund resulting in duplicative fees and expenses. As such, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the Adviser to the underlying closed-end fund may be unsuccessful in meeting the fund’s investment objective. These funds may also trade at a discount or premium to their net asset value and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.
ADR Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income.
Credit Risk. There is a risk that debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.
Cybersecurity. The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.
Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
ETF Risk. When the Fund invests in an ETF, it will indirectly bear its proportionate share of any fees and expenses payable directly by the ETF. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the ETFs and the level of risk arising from the investment practices of the ETFs (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the ETFs in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Foreign and Currency Exposure Risk. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar.
High-Yield Risk. High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these lower-quality securities will involve greater risk of principal and income that higher-quality securities.
Interest Rate Risk. Interest rate risk is the risk that debt prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Debt instruments with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates. As a result, for the present, interest rate risk may be heightened. 6
Leverage Risk. The use of leverage by the Fund, by borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.
Non-Diversification Risk. Because a relatively high percentage of a non-diversified Fund’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the Fund’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.
Security Market Risk. The value of the Fund may decrease in response to the activities and financial prospects of the securities markets generally, or an individual security in the Fund’s portfolio. Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues, climate change and climate related events; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.
Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions between Russia and Ukraine These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.
China remains a risk factor to both global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steel used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability.
It is impossible to predict the effects of these or similar events in the future on the Fund, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of the Fund.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.
Small and Medium (Mid) Capitalization Stock Risk. The earnings and prospects of small and mid-capitalization companies are more volatile than larger companies, they may experience higher failure rates than larger companies and normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.
Stock Value Risk. Stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.
7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open  years of September 30, 2021 through March 31, 2022, and through the fiscal period ended September 30, 2022, and determined that the Fund does not have a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended September 30, 2022, the Fund did not incur any interest or penalties.
Distributions during the year or period ended were characterized for tax purposes as follows:
	September 30, 2022	March 31, 2022
Ordinary Income	$ 910,041	$ 728,538
Tax-Exempt Income	-	-
Total Distribution	$ 910,041	$ 728,538
As of September 30, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:
Cost of Investments	$20,743,216

Unrealized Appreciation	32,742
Unrealized Depreciation	(1,375,538)
Net Unrealized Depreciation	$(1,342,796)

8.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2022, RBC Capital Markets, LLC held 88.15% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares of record owned by RBC Capital Markets, LLC are also owned beneficially.
9.   Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
(Continued)

Modern Capital Tactical Opportunities Fund

Notes to Financial Statements (Unaudited)

As of September 30, 2022
10.   Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of September 30, 2022

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year. The following information is provided for the Fund’s fiscal period ended September 30, 2022.
During the fiscal period, the Fund paid 910,041 in income distributions but no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1,2022, through September 30, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of September 30, 2022

Class A Shares	Beginning Account Value April 5, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 948.60	$4.40
	$1,000.00	$1,020.56	$4.56
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six-month period).
Class ADV Shares	Beginning Account Value June 23, 2022	Ending Account Value September 30, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 952.40	$4.40
	$1,000.00	$1,020.56	$4.56
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.90%, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six-month period).
5.	Approval of Investment Advisory Agreement
The Board of Trustees (the “Board”) of Modern Capital Funds Trust (the “Trust”) met virtually at the Trust’s organizational meeting on November 16, 2020, for purposes of, among other things, considering whether it would be in the best interests of Modern Capital Tactical Opportunities Fund (the “Fund”) and its shareholders for the Board to approve a new Management Agreement (the “Agreement”) by and between the Fund and Modern Capital Management Co. (the “Advisor”).
 In connection with the Board’s review of the Agreement, the Trustees of the Trust who were not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisor provided the Board with information about a variety of matters, including, without limitation, the following information:
•
nature, extent and quality of services to be provided by the Advisor, including background information on the qualifications and experience of key professional of the Advisor personnel that provide services to the Fund;

•	fees charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;
•	costs of the services provided, and profits, if any, expected to be realized by the Advisor;
•	economies of scale; and
•	fall out benefits.
At the November 16, 2020 meeting, the Board and the Independent Trustees determined that the Agreement was in the best interests of the Fund in light of the proposed services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.
To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisor with respect to an advisory agreement and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement, the Independent Trustees received materials in advance of the Board meeting from the Advisor. The Board applied its business judgment to determine whether the arrangement by the Fund and Advisor is a reasonable business arrangement from the Fund’s perspective as well as from the perspective of its proposed shareholders.
(Continued)

Modern Capital Tactical Opportunities Fund

Additional Information (Unaudited)

As of September 30, 2022
Nature, Extent and Quality of Services Provided by the Advisor
The Board considered the following factors to be of fundamental importance to its consideration of the nature, extent and quality of services to be provided by the Advisor: (i) background information on the qualifications and experience of the Advisor’s management and the key professional personnel that will provide services to the Fund; (ii) the proposed portfolio managers’ experience in managing quantitative strategies; and (iii) the Advisor’s marketing plan designed to grow the assets  of the Fund. The Board noted that the Advisor will provide research, trade execution, operations, risk monitoring, settlement, and service provider monitoring for the Fund. The Board discussed the particular risks associated with the Advisor’s strategy, including turnover risk, and considered the Advisor’s compliance policies and procedures in place to mitigate such risks. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided by the Advisor to the Fund were expected to be satisfactory.
Investment Performance
The Board noted that the Fund had not yet commenced operations and thus there was no Fund performance to review.
Fees and Expenses
The Board considered that the Advisor proposed a management fee equal to 0.60% of the average daily net assets of the Fund and that the fee was less than the average management fee in the Fund’s peer group, which was 1.20%, and in the lower range of management fees in the Fund’s peer group, which ranged from 0.60% to 2.00%. The Board noted that the Fund’s average expense ratio would be 0.90%, which was lower than the peer group average of 1.54%. The Board concluded that the fee to be collected by the Advisor for managing the Fund was not unreasonable.
Profitability
The Board reviewed the profitability analysis provided by the Advisor with respect to its management of the Fund. With respect to profitability, the Board noted that the Advisor expected to operate with a loss for the first year of the Fund’s operations.
Economies of Scale
The Board considered the possibility of any economies of scale in the provision of services by the Advisor if the Fund grows and whether those economies would be shared with the Fund. Such economies could be shared through breakpoints in the Advisor’s management fee or other means, such as expense caps or fee waivers. The Board noted that the assets of the Fund at its outset would be too small to meaningfully consider economies of scale and the necessity of breakpoints. The Board concluded that the current fee structure as proposed for the Fund was reasonable and that no changes were currently necessary.
Fall Out Benefits
The Board reviewed the “fallout” benefits or ancillary revenue to be received by the Advisor or an affiliated person of the Advisor in connection with the services provided to the Fund by the Advisor. The Board noted that portfolio transactions on behalf of the Fund would be placed through an affiliated person of the Advisor would be reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Agreement.
Conclusion
It was noted that no single factor was cited as determinative to the decision of the Trustees. Rather, after weighing all of the considerations and conclusions discussed above, the entire Board, including all of the Independent Trustees, approved the Management Agreement, concluding that having the Fund receive services from the Advisor under the Agreement was in the best interest of the shareholders of the Fund and that the investment advisory fee rate was reasonable in relation to the services provided.

Modern Capital Tactical Opportunities Fund
is a series of
Modern Capital Funds Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Modern Capital Management Co.
116 South Franklin Street	825 Lowcountry Boulevard
Post Office Drawer 4365	Mount Pleasant, South Carolina 29464
Rocky Mount, North Carolina 27803

Telephone: 800-773-3863	Telephone: 843-417-9950

World Wide Web @: ncfunds.com	World Wide Web @: moderncap.com

(b)	Not applicable.

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Modern Capital Funds Trust

By:	/s/ Bradley D. Atkins
Bradley D. Atkins President and Principal Executive Officer
Date:	December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley D. Atkins
Bradley D. Atkins President and Principal Executive Officer

Date:	December 7, 2022

By:	/s/ Victor Cossel
Victor Cossel Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	December 7, 2022